COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
COMMITMENTS AND CONTINGENCIES
Rental expense under operating leases	$ 18,589
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity
2020	21,120
Total	$ 21,120